LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2025
LEASE OBLIGATIONS
LEASE OBLIGATIONS

12.  LEASE OBLIGATIONS

GFL leases several assets including buildings, property and equipment.

The following table presents GFL’s future minimum payments under lease obligations for the periods indicated:

	December 31, 2025	December 31, 2024(1)
Lease obligations	$743.0	$757.7
Less: Interest	232.5	211.1
	510.5	546.6
Less: Current portion of lease obligations	59.9	69.4
Non-current portion of lease obligations	$450.6	$477.2

(1)Comparative figures have not been re-presented, refer to Note 2 and 23.

Lease obligations include $169.0 million of secured lease obligations as at December 31, 2025 ($103.5 million as at December 31, 2024).

Interest expense in connection with lease obligations was $36.3 million for the year ended December 31, 2025 ($24.8 million for the year ended December 31, 2024).

The following table presents principal and interest payments on future minimum lease payments under the lease obligations:

2026	$96.5
2027	88.9
2028	68.6
2029	60.2
2030	138.6
Thereafter	290.2
$743.0